INVESTMENTS - Gross Unrealized Losses (Detail) $ in Millions	Sep. 30, 2018 USD ($) Security	Dec. 31, 2017 USD ($) Security	Dec. 31, 2016 USD ($) Security
Investments, Debt and Equity Securities [Abstract]
Number of fixed maturities in an unrealized loss position greater than 12 months | Security	1,692	752	884
Less Than 12 Months, Fair Value	$ 19,409	$ 5,739	$ 13,147
Less Than 12 Months, Gross Unrealized Losses	735	30	911
Greater than 12 Months, Fair Value	6,585	6,011	735
Available-for-sale securities, continuous unrealized loss position, 12 months or longer accumulated loss	716	294	142
Total, Fair Value	25,994	11,750	13,882
Total, Gross Unrealized Losses	1,451	324	1,053
Corporate
Investments, Debt and Equity Securities [Abstract]
Less Than 12 Months, Fair Value	14,535	2,123	3,466
Less Than 12 Months, Gross Unrealized Losses	539	15	95
Greater than 12 Months, Fair Value	2,672	690	150
Available-for-sale securities, continuous unrealized loss position, 12 months or longer accumulated loss	154	18	7
Total, Fair Value	17,207	2,813	3,616
Total, Gross Unrealized Losses	693	33	102
Private Corporate
Investments, Debt and Equity Securities [Abstract]
Less Than 12 Months, Fair Value		780	1,548
Less Than 12 Months, Gross Unrealized Losses		8	39
Greater than 12 Months, Fair Value		641	283
Available-for-sale securities, continuous unrealized loss position, 12 months or longer accumulated loss		24	18
Total, Fair Value		1,421	1,831
Total, Gross Unrealized Losses		32	57
U.S. Treasury, government and agency
Investments, Debt and Equity Securities [Abstract]
Less Than 12 Months, Fair Value	4,449	2,718	7,290
Less Than 12 Months, Gross Unrealized Losses	180	6	756
Greater than 12 Months, Fair Value	3,822	4,506
Available-for-sale securities, continuous unrealized loss position, 12 months or longer accumulated loss	552	245
Total, Fair Value	8,271	7,224	7,290
Total, Gross Unrealized Losses	732	251	756
States and political subdivisions
Investments, Debt and Equity Securities [Abstract]
Less Than 12 Months, Fair Value	19	20
Less Than 12 Months, Gross Unrealized Losses	1	0
Greater than 12 Months, Fair Value	0	0	18
Available-for-sale securities, continuous unrealized loss position, 12 months or longer accumulated loss	0	0	2
Total, Fair Value	19	20	18
Total, Gross Unrealized Losses	1	0	2
Foreign governments
Investments, Debt and Equity Securities [Abstract]
Less Than 12 Months, Fair Value	68	11	73
Less Than 12 Months, Gross Unrealized Losses	2	0	3
Greater than 12 Months, Fair Value	73	73	49
Available-for-sale securities, continuous unrealized loss position, 12 months or longer accumulated loss	8	5	11
Total, Fair Value	141	84	122
Total, Gross Unrealized Losses	10	5	14
Commercial Mortgage- backed
Investments, Debt and Equity Securities [Abstract]
Less Than 12 Months, Fair Value			68
Less Than 12 Months, Gross Unrealized Losses			6
Greater than 12 Months, Fair Value			180
Available-for-sale securities, continuous unrealized loss position, 12 months or longer accumulated loss			102
Total, Fair Value			248
Total, Gross Unrealized Losses			108
Residential mortgage-backed
Investments, Debt and Equity Securities [Abstract]
Less Than 12 Months, Fair Value	34	62	347
Less Than 12 Months, Gross Unrealized Losses	1	0	2
Greater than 12 Months, Fair Value	0	76	35
Available-for-sale securities, continuous unrealized loss position, 12 months or longer accumulated loss	0	1
Total, Fair Value	34	138	382
Total, Gross Unrealized Losses	1	1	2
Asset- backed
Investments, Debt and Equity Securities [Abstract]
Less Than 12 Months, Fair Value	120	15	128
Less Than 12 Months, Gross Unrealized Losses	5	1
Greater than 12 Months, Fair Value	6	12	8
Available-for-sale securities, continuous unrealized loss position, 12 months or longer accumulated loss	1	0	1
Total, Fair Value	126	27	136
Total, Gross Unrealized Losses	6	1	1
Redeemable preferred stock
Investments, Debt and Equity Securities [Abstract]
Less Than 12 Months, Fair Value	184	10	227
Less Than 12 Months, Gross Unrealized Losses	7	0	10
Greater than 12 Months, Fair Value	12	13	12
Available-for-sale securities, continuous unrealized loss position, 12 months or longer accumulated loss	1	1	1
Total, Fair Value	196	23	239
Total, Gross Unrealized Losses	$ 8	$ 1	$ 11